Right of use assets & lease liabilities	12 Months Ended
Mar. 31, 2024
Right of use assets & lease liabilities
Right of use assets & lease liabilities

3.Right of use assets & lease liabilities

	Year ended March 31,
Leases under IFRS 16 recognized in Consolidated Income Statement	2024	2023		2022
	€M	€M		€M
Interest on lease liabilities	8.8	6.8		3.7
Depreciation charge	65.2	84.0		54.5
Lease charge for the year	74.0	90.8		58.2

	At March 31,
Right of use-assets	2024	2023		2022
Balance at beginning of year	209.1	133.7		188.2
Depreciation charge for the year	(65.2)	(84.0)		(54.5)
Additions	22.6	47.2		—
Modification of leases	—	112.2	*	—
Balance at end of year	166.5	209.1		133.7

	At March 31,
Lease Liabilities	2024	2023		2022
Balance at beginning of year	206.3	138.3		183.1
Additions	—	9.9		—
Financing cash outflows from lease liabilities	(51.5)	(58.9)		(56.7)
Interest expense	8.8	6.8		3.7
Modification of leases	—	112.2	*	—
Exchange movements	1.0	(2.0)		8.2
Balance at end of year	164.6	206.3		138.3

	At March 31,
Lease Liabilities	2024	2023		2022
Current lease liability	39.4	43.2		56.9
Non-current lease liability	125.2	163.1		81.4
Total lease liabilities at end of year	164.6	206.3		138.3

A maturity analysis of our lease liabilities as at March 31, 2024 has been disclosed within Note 11. * Relates to the extension of 24 Airbus A320 leases during fiscal year 2023.